Related Party and Party-In-Interest Transactions - Summary of Employee Benefit Plan Party-in-Interest Transactions Are Exempt and Consist of Notes Receivable From Participants Investments (Details) - EBP 003 - USD ($)
		Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Total parties-in-interest investments		$ 9,768,064	$ 7,590,203
Fidelity MIP Fund
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Total parties-in-interest investments	[1]	8,768,016	6,774,241
Vanguard
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Total parties-in-interest investments	[2]	894,421	692,344
Aimco Stock Fund
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Total parties-in-interest investments	[3]	$ 105,627	$ 123,618

[1]	Certain Plan investments in mutual funds and a common collective trust are managed by Fidelity, who also acts as the trustee of the Plan.
[2]	A portion of the Plan's assets is invested in funds managed by The Vanguard Group, Inc., which is a beneficial owner of Aimco common stock that held more than 10% of Aimco's common stock outstanding as of December 31, 2025.
[3]	A portion of the Plan's assets is also invested in Aimco common stock and Aimco is the Plan Sponsor.